Note 18 - Intangible assets - Goodwill - Breakdown by CGU and Changes of the year - Reconciliation Of Changes In Goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	€ 6,062	€ 6,937
Intangible Assets and Goodwill
Goodwill at end of period	6,180	6,062	€ 6,937
United States [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	4,837	5,503	5,328
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0	0
Increase Decrease Through Net Exchange Differences Goodwill	229	(666)	175
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0	0
Additional Recognition Goodwill	0	0	0
Goodwill at end of period	5,066	4,837	5,503
Turkey [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	509	624	727
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(127)	(115)	(101)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0	0
Additional Recognition Goodwill	0	0	(1)
Goodwill at end of period	382	509	624
Mexico [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	493	523	602
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	24	0
Increase Decrease Through Net Exchange Differences Goodwill	26	(44)	(79)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0	0
Additional Recognition Goodwill	0	(10)	0
Goodwill at end of period	519	493	523
Colombia [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	168	191	176
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(7)	(22)	14
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0	0
Additional Recognition Goodwill	0	0	0
Goodwill at end of period	161	168	191
Chile [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	32	68	62
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(3)	(3)	6
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0	0
Additional Recognition Goodwill	0	(33)	0
Goodwill at end of period	29	32	68
Rest [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	23	28	20
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0	8
Increase Decrease Through Net Exchange Differences Goodwill	0	(1)	0
Impairment Loss Recognised In Profit Or Loss Goodwill	0	(4)	0
Additional Recognition Goodwill	0	0	0
Goodwill at end of period	23	23	28
Total [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	6,062	6,937	6,915
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	24	8
Increase Decrease Through Net Exchange Differences Goodwill	118	(851)	15
Impairment Loss Recognised In Profit Or Loss Goodwill	0	(4)	0
Additional Recognition Goodwill	0	(43)	(1)
Goodwill at end of period	€ 6,180	€ 6,062	€ 6,937